Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2019
Registrant Name	UBS Series Funds
Entity Central Index Key	0001060517
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 30, 2019
Document Effective Date	Aug. 30, 2019
Prospectus Date	Aug. 28, 2019
UBS Liquid Assets Government Fund | UBS Liquid Assets Government Fund
Prospectus:
Trading Symbol
UBS RMA Government Money Market Fund | UBS RMA Government Money Market Fund
Prospectus:
Trading Symbol	RMGXX
Class I Prospectus | UBS Ultra Short Income Fund | Class I
Prospectus:
Trading Symbol	USDIX
Class A & P Prospectus | UBS Ultra Short Income Fund | Class A
Prospectus:
Trading Symbol	USIAX
Class A & P Prospectus | UBS Ultra Short Income Fund | Class P
Prospectus:
Trading Symbol	USIPX